Loss per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share
Basic (loss)/ earnings per ordinary share	€ (2.05)	€ 1.80
Diluted (loss)/ earnings per ordinary share	€ (2.05)	€ 1.79
Number of ordinary shares used for loss per share (weighted average)
Basic	13,330,947	13,110,158
Diluted	13,330,947	13,198,054